      As filed with the Securities and Exchange Commission on December 30, 1997
                                                Securities Act File No. 2-91373
                               Investment Company Act of 1940 File No. 811-4038


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/

                         Pre-Effective Amendment No. ___ / /

                         Post-Effective Amendment No. 26 /X/


                                         and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

                                 Amendment No. 27 /X/


                                St. Clair Funds, Inc.
                  (Exact Name of Registrant as Specified in Charter)

                    480 Pierce Street, Birmingham, Michigan 48009
                  (Address of Principal Executive Office) (Zip Code)

                     Registrant's Telephone Number (248) 647-9200


                                Lisa Anne Rosen, Esq.
                              Munder Capital Management
                                  480 Pierce Street
                              Birmingham, Michigan 48009

                                      Copies to:

        Cynthia J. Surprise                           Paul F. Roye, Esq.
Vice President and Associate Counsel                Dechert Price & Rhoads
State Street Bank and Trust Company                   1500 K Street, NW
     1776 Heritage Drive, AFB                       Washington, D.C. 20549
      North Quincy, MA 02171


/X/ It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                                ST. CLAIR FUNDS, INC.

                                CROSS REFERENCE SHEET

                               PURSUANT TO RULE 495(a)

                        PROSPECTUSES FOR ST. CLAIR FUNDS, INC.
                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                       AND LIQUIDITY PLUS MONEY MARKET FUND


                                        PART A

ITEM                                        HEADING
----                                        -------

1.  Cover Page                              Cover Page

2.  Synopis                                 Fund Expenses

3.  Condensed Financial Information         Financial Highlights

4.  General Description of Registrant       Cover Page; Investment Objective
                                            and Policies; Investment
                                            Limitations; General Information

5.  Management of Fund                      Cover Page; Management; General
                                            Information

6.  Capital Stock and Other Securities      Cover Page; Net Asset Value;
                                            Purchase and Redemption of Shares;
                                            Description of Shares; Dividends
                                            and Distributions; General
                                            Information

7.  Purchase of Securities Being Offered    Net Asset Value; Purchase and
                                            Redemption of Shares; Management

8.  Redemption or Repurchase                Purchase and Redemption of Shares

9.  Pending Legal Proceedings               Not Applicable

                                        PART B

ITEM                                        HEADING
----                                        -------

10.  Cover Page                             Cover Page

11.  Table of Contents                      Table of Contents

12.  General Information and History        See Prospectus -- "Management";
                                            General; Directors and Officers

13.  Investment Objectives and
      Policies Investment                   Fund Investments; Additional
                                            Limitations; Portfolio Transactions

14.  Management of Fund                     See Prospectus -- "Management";
                                            Directors and Officers;
                                            Miscellaneous

15.  Control Persons and Principal Holders  See Prospectus -- "Management";
      of Securities                         Miscellaneous

16.  Investment Advisory and Other          Investment Advisory and Other
      Services                              Service Arrangements; See
                                            Prospectus -- "Management"

17.  Brokerage Allocation and Other         Portfolio Transactions
      Practices

18.  Capital Stock and Other Securities     See Prospectus -- "Description of
                                            Shares" and "Management"; Additional
                                            Information Concerning Shares

19.  Purchase, Redemption and Pricing of    Purchase and Redemption
      Securities Being Offered              Information; Net Asset Value;
                                            Additional Information Concerning
                                            Shares

20.  Tax Status                             Taxes

21.  Underwriters                           Purchase and Redemption Information

22.  Calculation of Performance Data        Performance Information

23.  Financial Statements                   Financial Statements

                                ST. CLAIR FUNDS, INC.


    The purposes of this filing are to comply with an undertaking pursuant to
Item 32(b) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the effective date of the Registration Statement with respect to the Munder Institutional S&P SmallCap Index Equity Fund and to make other non-material changes and to add exhibits to such Registration Statement. The Munder Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997. The Munder Institutional S&P MidCap Index Equity Fund, the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund have not yet commenced operations. Accordingly, no financial statements have been filed for those funds. The Prospectus dated August 1, 1997 and the Statement of Additional Information, also dated August 1, 1997, are incorporated in Part A and B, respectively, by reference to Post-Effective Amendment No. 24 to the Registration Statement filed under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, on July 23, 1997. The Prospectus for Liquidity Plus Money Market Fund dated November 15, 1996 and the Statement of Additional Information, also dated November 15, 1996, are also incorporated in Part A and B, respectively, by reference to Post-Effective Amendment No. 20 to the Registration Statement filed under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, on November 15, 1996.

    The Prospectus and Statement of Additional Information relating to the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund, Munder Aggregate Bond Index Fund are not included in this filing.

                                ST. CLAIR FUNDS, INC.
                          SUPPLEMENT DATED DECEMBER 30, 1997
                          TO PROSPECTUS DATED AUGUST 1, 1997

                    MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
                  MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                    MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND
                        MUNDER INSTITUTIONAL MONEY MARKET FUND

                                 FINANCIAL HIGHLIGHTS





    The following table of "Financial Highlights" relating to Munder Institutional S&P SmallCap Index Equity Fund supplements information contained in the Prospectus and is derived from the Fund's unaudited Financial Statements dated November 30, 1997.



MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
    FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------


                                                              PERIOD
                                                              ENDED
                                                              11/30/97(a)
                                                              (UNAUDITED)
                                                              -----------

Net asset value, beginning of period. . . . . . . . .          $10.00
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .            0.03
Net realized and unrealized gain on investments . . .            0.11
                                                                ------
Total from investment operations. . . . . . . . . . .            0.14
                                                                ------
LESS DISTRIBUTIONS:
Distributions from net investment income. . . . . . .            0.00
Total Distributions . . . . . . . . . . . . . . . . .            0.00
                                                                ------
Net asset value, end of period. . . . . . . . . . . .          $10.14
                                                                ------
                                                                ------
TOTAL RETURN (b). . . . . . . . . . . . . . . . . . .            1.40%
                                                                ------
                                                                ------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's). . . . . . . . .        $  2,536
Ratio of operating expenses to average net assets . .            0.18%(c)
Ratio of net investment income to average net assets.            0.83%(c)
Ratio of operating expenses to average net assets
     without expenses reimbursed. . . . . . . . . . .            2.08%(c)
Portfolio turnover. . . . . . . . . . . . . . . . . .               8%
Average commission rate (d) . . . . . . . . . . . . .       $  0.0108

-----------------------------

(a) Munder Institutional S&P SmallCap Index Equity Fund commenced operations on August 7, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.

                              ADMINISTRATION FEE

    The first two paragraphs under "MANAGEMENT -- Administrator, Custodian, Sub-Custodian and Transfer Agent" in the Prospectus are hereby deleted in their entirety and supplemented as follows:

ADMINISTRATOR, CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENT

    State Street Bank and Trust Company ("State Street" or "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.0120% of the first $3 billion of net assets, plus 0.01% of the next $3 billion of net assets, plus 0.0075% of all net assets in excess of $6 billion (with a $200,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator) plus the lesser of 0.005% of net assets or $150,000 for up to ten funds, and $10,000 per fund in excess of ten funds.

    State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

                                ST. CLAIR FUNDS, INC.
                          SUPPLEMENT DATED DECEMBER 30, 1997
             TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 1997

                    MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
                  MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                    MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND
                        MUNDER INSTITUTIONAL MONEY MARKET FUND


                                 FINANCIAL STATEMENTS

    The following unaudited Financial Statements dated November 30, 1997 relating to the Munder Institutional S&P SmallCap Index Equity Fund (the "Fund") supplements the Funds' Statement of Additional Information dated August 1, 1997.

                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               PORTFOLIO OF INVESTMENTS, NOVEMBER 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 99.1%

    ADVERTISING -- 0.3%

         200  ADVO, Inc. +                                          $    4,350
         100  HA-LO Industries, Inc. +                                   2,544
                                                                     ----------
                                                                         6,894
                                                                     ----------

    AEROSPACE -- 0.6%

         200  BE Aerospace, Inc. +                                       6,325
         200  Orbital Sciences Corporation +                             5,125
         100  Watkins Johnson Company                                    3,125
         100  Whittaker Corporation +                                      906
                                                                     ----------
                                                                        15,481
                                                                     ----------

    AEROSPACE & DEFENSE -- 0.4%

         100  AAR Corporation                                            3,856
         100  Alliant Techsystems, Inc. +                                5,944
                                                                     ----------
                                                                         9,800
                                                                     ----------

    AGRICULTURAL MACHINERY -- 0.7%

         100  AptarGroup, Inc.                                           5,700
         267  Delta & Pine Land Company                                  7,034
         100  Lindsay Manufacturing Company                              4,056
                                                                     ----------
                                                                        16,790
                                                                     ----------

    AIR TRAVEL -- 0.5%

         450  Comair Holdings, Inc.                                      9,956
         200  Mesa Air Group, Inc. +                                     1,100
         100  SkyWest, Inc.                                              2,425
                                                                     ----------
                                                                        13,481
                                                                     ----------

    APPAREL & TEXTILES -- 3.5%

         100  Angelica Corporation                                       2,150
         100  Ashworth, Inc. +                                           1,088
         200  Authentic Fitness Corporation                              3,287
         100  Brown Group, Inc.                                          1,619
         200  Cone Mills Corporation +                                   1,575
         200  Delta Woodside Industries, Inc.                            1,175
         100  Fabri Centers America, Inc. +                              2,094
         100  Fieldcrest Cannon, Inc. +                                  3,369
         100  G & K Services                                             3,675
         100  Galey & Lord, Inc. +                                       1,800
         200  Guilford Mills, Inc.                                       5,062
         100  Haggar Corporation                                         1,588
         200  Hartmarx Corporation +                                     1,625
         100  Johnston Industries, Inc.                                    519
         200  Kellwood Company                                           6,862
         300  Mohawk Industries, Inc. +                                  9,075
         300  Nautica Enterprises, Inc. +                                8,419
         100  Oshkosh B' Gosh, Inc.                                      3,250
         100  Oxford Industries, Inc.                                    3,512
         200  Phillips Van Heusen Corporation                            2,750
         100  St. John Knits, Inc.                                       3,819
         300  Stride Rite Corporation                                    3,581
         100  The Dixie Group, Inc. +                                    1,125
         100  Timberland Company +                                       7,787
         200  Tultex Corporation +                                         900
         300  Wolverine World Wide, Inc.                                 6,844
                                                                     ----------
                                                                        88,550
                                                                     ----------

    AUTOMOBILES -- 0.4%

         100  Simpson Industries, Inc.                                   1,162
         100  Spartan Motors, Inc.                                         569
         100  Standard Motor Products, Inc.                              1,969
         100  Wabash National Corporation                                2,831
         100  Wynns International, Inc.                                  3,244
                                                                     ----------
                                                                         9,775
                                                                     ----------

    AUTO PARTS -- 0.9%

         100  Clarcor, Inc.                                              2,962
         100  Discount Auto Parts, Inc. +                                1,869
         300  Gentex Corporation +                                       7,425
         100  Insurance Auto Auctions, Inc. +                             1,100
         200  O'Reilly Automotive, Inc. +                                4,725
         100  Standard Products Company                                  2,513
         200  TBC Corporation +                                          2,025
         100  Walbro Corporation                                         1,456
                                                                     ----------
                                                                        24,075
                                                                     ----------

    BANKS -- 5.2%

         200  Astoria Financial Corporation                             11,025
         100  CCB Financial Corporation                                  9,600
         200  Cullen Frost Bankers, Inc.                                10,625
         300  Deposit Guaranty Corporation                              14,475
         200  First Commercial Corporation                              10,225
         400  Firstmerit Corporation                                    10,600
         200  Magna Group, Inc.                                          8,000
         100  Onbancorp, Inc.                                            6,725
         200  Riggs National Corporation                                 4,863
         300  St. Paul Bancorp, Inc.                                     7,350
         300  TCF Financial Corporation                                 17,737
         100  Whitney Holding Corporation                                5,000
         400  Zions Bancorp                                             16,050
                                                                     ----------
                                                                       132,275
                                                                     ----------

    BANKING & FINANCIAL SERVICES -- 0.4%

         300  AMRESCO, Inc. +                                            8,400
         100  Envoy Corporation +                                        3,088
                                                                     ----------
                                                                        11,488
                                                                     ----------

                          See Notes to Financial Statements.

                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               PORTFOLIO OF INVESTMENTS, NOVEMBER 30, 1997 (Unaudited)
                       (Continued)

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------

    BROADCASTING -- 0.5%

         400  General Communication, Inc. +                              2,725
         100  Metro Networks, Inc. +                                     3,063
         200  NTN Communications, Inc. +                                   300
         200  Westwood One, Inc. +                                       5,875
                                                                     ----------
                                                                        11,963
                                                                     ----------

    BUILDING CONSTRUCTION -- 0.6%

         200  Apogee Enterprises, Inc.                                   4,425
         100  Hughes Supply, Inc.                                        3,275
         400  Morrison Knudsen Corporation +                             3,950
         200  Sturm Ruger & Company, Inc.                                3,625
                                                                     ----------
                                                                        15,275
                                                                     ----------


    BUILDING MATERIALS -- 0.4%

         100  ABM Industries, Inc.                                       2,788
         100  Building Materials Holdings Corporation +                  1,125
         100  Commonwealth Industries, Inc.                              1,663
         100  U.S. Home Corporation +                                    3,712
         100  Universal Forest Products, Inc.                            1,525
                                                                     ----------
                                                                        10,813
                                                                     ----------

    BUSINESS SERVICES -- 3.3%

         100  Bowne & Company, Inc.                                      3,819
         100  Catalina Marketing Corporation                             4,625
         100  Dames & Moore Group, Inc.                                  1,238
         300  Devry, Inc.                                                8,025
         100  Express Scripts, Inc. +                                    5,900
         100  Fair Issac & Company, Inc.                                 4,287
         100  Figgie International Holdings, Inc. +                      1,375
         200  Franklin Covey Company +                                   4,237
         200  Gymboree Corporation +                                     5,775
         200  Interim Services, Inc. +                                   5,662
         100  Intervoice, Inc. +                                           969
         100  Kronos, Inc. +                                             3,125
         200  Merrill Corporation                                        4,025
         100  Microage, Inc. +                                           2,013
         200  Norrell Corporation                                        4,875
         250  Paxar Corporation                                          3,750
         100  SEI Investments Company                                    4,150
         100  Stone & Webster, Inc.                                      4,687
         200  The BISYS Group, Inc. +                                    6,400
         300  Vanstar Corporation +                                      4,125
                                                                     ----------
                                                                        83,062
                                                                     ----------

    CHEMICALS -- 1.9%

         100  Cambrex Corporation                                        4,538
         100  Chemfirst, Inc.                                            2,681
         200  Geon Company                                               4,725
         200  Lilly Industrial, Inc.                                     3,675
         100  Macdermid, Inc.                                            7,150
         100  McWhorter Technologies, Inc. +                             2,375
         200  Mississippi Chemical Corporation                           3,900
         200  Mycogen Corporation +                                      3,900
         200  Om Group, Inc.                                             7,675
         100  Quaker Chemical                                            1,881
         100  Scotts Company +                                           2,925
         100  WD-40 Company                                              2,700
                                                                     ----------
                                                                        48,125
                                                                     ----------

    COMMERCIAL SERVICES -- 0.1%

         150  NFO Worldwide, Inc. +                                      2,663
                                                                     ----------

    COMMUNICATION SERVICES -- 0.5%

         100  Centigram Communications Corporation +                     1,631
         100  Comnet Cellular, Inc. +                                    3,531
         400  Geotek Communications, Inc. +                                775
         200  TCSI Corporation +                                         1,275
         200  True North Communications                                  5,125
                                                                     ----------
                                                                        12,337
                                                                     ----------

    COMPUTERS & BUSINESS EQUIPMENT -- 3.4%

         300  American Management Systems, Inc. +                        6,994
         200  Applied Magnetics Corporation +                            3,375
         200  Auspex Systems, Inc. +                                     2,237
         200  Banctec, Inc. +                                            4,950
         100  Bell Industries                                            1,663
         100  Broadband Technologies, Inc. +                               588
         200  Chips & Technologies, Inc. +                               3,087
         100  Digi International, Inc. +                                 1,944
         200  Gerber Scientific, Inc.                                    4,000
         400  Komag, Inc. +                                              8,025
         100  National Computer Systems, Inc.                            3,650
         300  Network General Corporation +                              5,662
         100  Pacific Scientific Company                                 1,588
         100  Standard Microsystems Corporation +                        1,094
         300  Tech Data Corporation +                                   12,112
         100  Telxon Corporation                                         2,437
         100  Tseng Labs, Inc. +                                           200
         300  Vitesse Semiconductor Corporation +                       13,425
         100  Volt Information Sciences, Inc. +                          6,394
         200  Xircom, Inc. +                                             2,125

                          See Notes to Financial Statements.

                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               PORTFOLIO OF INVESTMENTS, NOVEMBER 30, 1997 (Unaudited)
                       (Continued)

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------


         100  Zilog, Inc. +                                              1,912
                                                                     ----------
                                                                        87,462
                                                                     ----------

    COMPUTER HARDWARE, SOFTWARE OR SERVICES -- 0.6%

         400  Acxiom Corporation +                                       6,875
         100  Amtech Corporation +                                         463
         100  Analysts International Corporation                         4,762
         100  Boole & Babbage, Inc.                                      2,962
                                                                     ----------
                                                                        15,062
                                                                     ----------

    CONGLOMERATES -- 0.2%

         200  Triarc Companies, Inc. +                                   4,775
                                                                     ----------

    CONSTRUCTION MATERIALS -- 0.8%

         100  Butler Manufacturing Company                               3,387
         200  Justin Industries, Inc.                                    2,913
         100  Lone Star Industries, Inc.                                 5,212
         100  Medusa Corporation                                         4,056
         100  Republic Group, Inc.                                       1,906
         100  TJ International, Inc.                                     2,488
                                                                     ----------
                                                                        19,962
                                                                     ----------

    CONSTRUCTION & MINING EQUIPMENT -- 0.8%

         100  CDI Corporation +                                          4,138
         200  Global Industrial Technologies, Inc. +                     3,575
         100  Kaman Corporation                                          1,850
         100  Material Sciences Corporation +                            1,469
         200  Regal Beloit Corporation                                   5,437
         200  Valmont Industries, Inc.                                   4,350
                                                                     ----------
                                                                        20,819
                                                                     ----------

    DIVERSIFIED INDUSTRIAL -- 0.6%

         100  AMCOL International Corporation                            2,400
         200  Griffon Corporation +                                      3,113
         300  JLG Industries, Inc.                                       3,844
         200  Roper Industries, Inc.                                     5,762
                                                                     ----------
                                                                        15,119
                                                                     ----------

    DOMESTIC OIL -- 1.0%

         200  Cross Timbers Oil Company                                  4,637
         200  Devon Energy Corporation                                   7,775
         100  HS Resources, Inc. +                                       1,594
         200  KCS Energy, Inc.                                           4,750
         200  Pogo Producing Company                                     6,275
         100  Wiser Oil Company                                          1,525
                                                                     ----------
                                                                        26,556
                                                                     ----------


    DRUGS & HEALTH CARE -- 9.3%

         100  Access Health, Inc. +                                      2,975
         200  Alliance Pharmaceutical Corporation                        1,938
         200  Alpharma, Inc.                                             4,575
         200  Ballard Medical Products                                   4,612
         300  Bio Technology General Corporation +                       3,750
         200  Cephalon, Inc. +                                           2,025
         100  Chemed Corporation                                         3,913
         100  Circon Corporation +                                       1,513
         100  Collagen Corporation                                       1,975
         100  Cor Therapeutics, Inc. +                                   2,275
         200  Coventry Corporation +                                     2,988
         100  Cygnus, Inc. +                                             2,250
         200  Enzo Biochem, Inc.                                         3,238
         300  Genesis Health Ventures, Inc. +                            7,275
         100  Hauser, Inc. +                                               663
         300  ICN Pharmaceuticals, Inc.                                 14,831
         300  Idexx Laboratories, Inc. +                                 4,781
         100  Immulogic Pharmaceutical Corporation +                       225
         200  Immune Response Corporation +                              2,375
         316  Integrated Health Services, Inc.                           9,618
         200  Invacare Corporation                                       4,625
         200  Lincare Holdings, Inc. +                                  11,250
         300  Liposome, Inc. +                                           1,781
         200  Magellan Health Services, Inc. +                           4,762
         200  Mariner Health Group, Inc. +                               2,900
         200  Medimmune, Inc. +                                          7,650
         200  Mentor Corporation                                         6,800
         100  Molecular Biosystems, Inc. +                               1,019
         100  Natures Sunshine Products, Inc.                            2,181
         100  NBTY, Inc. +                                               2,175
         200  North American Vaccine, Inc. +                             5,000
         100  Noven Pharmaceuticals, Inc. +                                713
         300  Orthodontic Centers America, Inc.                          5,437
         200  Owens & Minor, Inc.                                        2,775
         200  Patterson Dental Company +                                 8,212
         100  Pediatrix Medical Group +                                  4,425
         200  Perseptive Biosystems, Inc. +                              2,375
         100  Pharmaceutical Marketing Services +                        1,025
         500  Phycor, Inc. +                                            12,312
         200  Primark Corporation +                                      6,775
         300  Prime Hospitality Corporation +                            5,737
         100  Protein Design Laboratories, Inc. +                        4,200
         200  Regeneron Pharmaceuticals, Inc. +                          1,975

                          See Notes to Financial Statements.

                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               PORTFOLIO OF INVESTMENTS, NOVEMBER 30, 1997 (Unaudited)
                       (Continued)

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------


         200  Renal Care Group, Inc. +                                   6,350
         100  Respironics, Inc. +                                        2,675
         200  Roberts Pharmaceutical Corporation +                       2,075
         100  Rural/Metro Corporation +                                  3,394
         100  Sciclone Pharmaceuticals, Inc. +                              406
         200  Sequus Pharmaceuticals, Inc. +                             1,550
         100  Sierra Health Services, Inc. +                             3,638
         100  Spacelabs, Inc. +                                          2,150
         200  Summit Technology, Inc. +                                  1,300
         100  Sunrise Medical, Inc. +                                    1,581
         100  Syncor International Corporation +                         1,588
         100  Tecnol Medical Products, Inc. +                             2,192
         100  Theratech, Inc. +                                          1,025
         100  Ultratech Stepper, Inc. +                                  2,463
         200  Universal Health Services, Inc. +                          8,737
         200  US Bioscience, Inc. +                                      1,850
         200  Vertex Pharmaceuticals, Inc. +                             5,537
         100  Visx, Inc. +                                               2,463
         100  Vital Signs, Inc.                                          2,025
                                                                     ----------
                                                                       236,898
                                                                     ----------

    ELECTRIC UTILITIES -- 1.7%

         100  Bangor Hydro Electric Company                                569
         200  Box Energy Corporation +                                   1,437
         100  Central Hudson Gas & Electric Corporation                  3,850
         100  Central Vermont Public Service                             1,388
         100  Cilcorp, Inc.                                              4,387
         200  Commonwealth Energy Systems                                5,712
         100  Eastern Utilities Associates                               2,400
         100  Interstate Power Company                                   3,319
         100  Orange & Rockland Utilities,Inc.                           3,994
         100  Public Service Company North Carolina, Inc.                2,025
         200  Sierra Pacific Resources                                   6,775
         100  TNP Enterprises, Inc.                                      2,750
         100  United Illuminating Company                                4,069
                                                                     ----------
                                                                        42,675
                                                                     ----------

    ELECTRICAL EQUIPMENT -- 3.2%

         300  Anixter International, Inc. +                              5,381
         200  Baldor Electric Company                                    6,187
         200  Belden, Inc.                                               6,625
         300  C-Cube Microsystems, Inc. +                                6,356
         100  Cable Design Technologies Corporation +                    4,050
         100  Cellpro, Inc. +                                              272
         100  Coherent, Inc. +                                           3,750
         100  Fisher Scientific International, Inc.                      4,800
         200  Fluke Corporation                                          4,750
         100  Helix Technology Corporation                               2,356
         102  Intermagnetics General Corporation                           912
         100  Juno Lighting, Inc.                                        1,925
         200  Kent Electrical Corporation +                              6,700
         200  Novellus Systems, Inc. +                                   7,525
         100  Oak Industries, Inc. +                                     2,769
         100  Park Electrochemical Corporation                           2,625
         100  Sanmina Corporation +                                      6,800
         100  Symmetricom Inc. +                                         1,288
         100  Thomas Industries, Inc.                                    3,175
         100  Watsco Inc.                                                2,600
                                                                     ----------
                                                                        80,846
                                                                     ----------

    ELECTRONICS -- 8.0%

         200  BMC Industries, Inc.                                       3,713
         200  Boston Technology, Inc. +                                  4,300
         200  Breed Technologies, Inc.                                   4,038
         100  C Cor Electronics, Inc. +                                  1,550
         100  California Microwave +                                     1,850
         200  Checkpoint Systems, Inc.                                   3,225
         200  Dallas Semiconductor Corporation                           9,775
         200  Digital Microwave Corporation                              3,150
         100  Dionex Corporation +                                       5,006
         100  Electro Scientific Industries, Inc. +                      4,156
         100  Electroglas, Inc. +                                        1,900
         400  Etec Systems, Inc. +                                      18,300
         100  Hadco Corporation +                                        6,200
         300  Input/Output, Inc. +                                       7,762
         100  Integrated Circuit Systems, Inc. +                          2,813
         400  International Rectifier Corporation +                      5,650
         100  Itron, Inc. +                                              1,800
         300  Kemet Corporation +                                        7,087
         100  Kuhlman Corporation                                        3,531
         200  Kulicke & Soffa Industries, Inc. +                         5,512
         400  Lattice Semiconductor Corporation +                       22,575
         100  Marshall Industries +                                      3,450
         300  Methode Electrics, Inc.                                    4,875
         200  Network Equipment Technologies +                           2,913
         200  P-COM, Inc. +                                              3,525
         100  Photronic, Inc. +                                          4,775
         300  Picturetel Corporation +                                   2,606

                          See Notes to Financial Statements.

                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               PORTFOLIO OF INVESTMENTS, NOVEMBER 30, 1997 (Unaudited)
                       (Continued)

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------

         200  Pioneer-Standard Electronics, Inc.                         3,288
         200  Plexus Corporation +                                       5,325
         400  S3, Inc. +                                                 2,550
         100  Speedfam International, Inc. +                             2,563
         100  Three-Five Systems, Inc. +                                 1,994
         200  Titan International, Inc.                                  4,000
         200  Tracor, Inc. +                                             5,612
         200  Trimble Navigation Ltd. +                                  4,237
         200  Unitrode Corporation +                                     3,763
         200  Valence Technology, Inc. +                                 1,325
         300  Vicor Corporation +                                        8,475
         300  VLSI Technology, Inc. +                                    6,750
         200  Zebra Technologies Corporation +                           6,375
                                                                     ----------
                                                                       202,294
                                                                     ----------

    FINANCIAL SERVICES -- 3.5%

         100  Billing Information Concepts Corporation +                 4,450
         100  Capital Re Corporation                                     5,606
          95  Charter One Financial, Inc.                                5,629
         100  Coast Savings Financial, Inc. +                            6,000
         100  Enhance Financial Services Group, Inc.                     5,587
         100  Interra Financial, Inc.                                    5,519
         100  JSB Financial, Inc.                                        4,662
         400  Keystone Financial, Inc.                                  14,900
         133  Legg Mason, Inc.                                           6,434
         200  National Auto Credit, Inc. +                               1,325
         300  Provident Financial Group, Inc.                           13,500
         500  Sovereign Bancorp, Inc.                                    9,469
         100  U.S. Trust Corporation                                     5,900
                                                                     ----------
                                                                        88,981
                                                                     ----------

    FOOD & BEVERAGES -- 1.6%

         400  Chiquita Brands International, Inc.                        6,775
         100  Coca-Cola Bottling Company                                 6,162
         200  Dekalb Genetics Corporation                                7,775
         100  Earthgrains Company                                        4,325
         100  Goodmark Foods, Inc.                                       1,688
         100  Ionics, Inc. +                                             3,687
         100  J&J Snack Foods Corporation +                              1,663
         100  Nash Finch Company                                         1,875
         200  Smithfield Foods, Inc. +                                   7,075
         100  Taco Cabana, Inc. +                                          525
                                                                     ----------
                                                                        41,550
                                                                     ----------

    GAS EXPLORATION -- 1.7%

         200  Barrett Resources Corporation +                            5,925
         200  Benton Oil & Gas Company +                                 2,887
         200  Cabot Oil & Gas Corporation                                4,150
         100  Energen Corporation                                        3,800
         300  Newfield Exploration Company +                             6,994
         700  Santa Fe Energy Resources, Inc. +                           7,831
         200  Snyder Oil Corporation                                     3,975
         400  Vintage Petroleum, Inc.                                    7,750
                                                                     ----------
                                                                        43,312
                                                                     ----------

    GAS & PIPELINE UTILITIES -- 1.6%

         100  Cascade Natural Gas Corporation                            1,700
         100  Connecticut Energy Corporation                             2,588
         200  KN Energy, Inc.                                            9,350
         100  New Jersey Resources Corporation                           3,481
         200  Northwest Natural Gas Company                              5,600
         100  Pennsylvania Enterprises, Inc.                              2,519
         100  Philadelphia Suburban Corporation                          2,481
         200  Piedmont Natural Gas, Inc.                                 6,537
         200  Southwestern Energy Company                                2,338
         100  Wicor, Inc.                                                4,612
                                                                     ----------
                                                                        41,206
                                                                     ----------

    GOLD -- 0.0%

         200  Glamis Gold, Ltd.                                            863
                                                                     ----------

    HEALTH MANAGEMENT SERVICES -- 0.3%

         200  National Data Corporation                                  7,075
                                                                     ----------

    HOMEBUILDERS -- 0.8%

         400  Champion Enterprises, Inc.                                 7,700
         100  M.D.C. Holdings, Inc.                                      1,106
         100  Ryland Group, Inc.                                         2,181
         100  Southern Energy Homes, Inc. +                                925
         200  Standard Pacific Corporation                               2,700
         200  Toll Brothers, Inc. +                                      4,825
                                                                     ----------
                                                                        19,437
                                                                     ----------

    HOTELS & RESTAURANTS -- 1.9%

         200  Applebee's International, Inc.                              4,225
         100  Au Bon Pain Company, Inc. +                                  913
         300  Aztar Corporation +                                        2,100
         100  Bertucci's, Inc. +                                           631
         100  Cheesecake Factory +                                       3,075
         100  Consolidated Products, Inc.                                1,925

                          See Notes to Financial Statements.

                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               PORTFOLIO OF INVESTMENTS, NOVEMBER 30, 1997 (Unaudited)
                       (Continued)

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------

         300  Foodmaker, Inc. +                                          4,650
         100  IHOP Corporation +                                         3,412
         200  Luby's Cafeterias, Inc.                                    3,950
         100  Marcus Corporation                                         2,825
         200  Primadonna Resorts, Inc. +                                 3,312
         100  Ruby Tuesday, Inc. +                                       2,625
         300  Ryans Family Steak Houses, Inc. +                          2,662
         400  Shoneys, Inc. +                                            1,750
         100  Showbiz Pizza Time, Inc. +                                 2,150
         100  Sonic Corporation +                                        2,766
         200  TCBY Enterprises, Inc.                                     1,263
         200  WMS Industries, Inc.                                       4,650
                                                                     ----------
                                                                        48,884
                                                                     ----------

    HOUSEHOLD APPLIANCES & HOME FURNISHINGS -- 1.6%

         100  Bassett Furniture Industries, Inc.                          2,937
         200  Ethan Allen Interiors, Inc.                                7,700
         300  Fedders USA, Inc.                                          1,744
         200  Interface, Inc.                                            6,000
         100  La-Z-Boy, Inc.                                             4,300
         100  LSB Industries, Inc.                                         438
         100  National Presto Industries, Inc.                            3,919
         100  Pillowtex Corporation                                      2,650
         100  Rival Company                                              1,500
         200  Royal Appliance Manufacturing Company +                    1,387
         200  Williams Sonoma, Inc. +                                    7,625
                                                                     ----------
                                                                        40,200
                                                                     ----------

    HOUSEHOLD PRODUCTS -- 0.0%

         100  USA Detergents, Inc. +                                     1,056
                                                                     ----------

    INDUSTRIAL MACHINERY -- 1.6%

         100  A.O. Smith Corporation                                     4,256
         100  Blount International, Inc.                                 5,056
         300  Cognex Corporation +                                       7,988
         100  Daniel Industries, Inc.                                    1,856
         100  Flow International Corporation +                             994
         100  Manitowoc, Inc.                                            3,331
         100  SPX Corporation                                            6,838
         100  Standex International Corporation                          3,506
         200  X-Rite, Inc.                                               3,825
         100  Zero Corporation                                           2,794
                                                                     ----------
                                                                        40,444
                                                                     ----------

    INSURANCE -- 4.2%

         100  Allied Group, Inc.                                         4,094
         200  American Bankers Insurance Group, Inc.                     8,100
         100  Arthur J. Gallagher & Company                              3,575
         200  CMAC Investment Corporation                               10,387
         100  Compdent Corporation +                                     2,038
         100  Executive Risk, Inc.                                       6,500
         100  Fidelity National Financial, Inc.                           2,600
         100  First American Financial Corporation                       6,125
         200  Fremont General Corporation                                9,200
         200  Frontier Insurance Group, Inc.                              4,813
         100  Hilb, Rogal and Hamilton Company                           1,913
         100  Life Re Corporation                                        5,712
         200  Mutual Risk Management Ltd.                                5,587
         200  Orion Capital Corporation                                  9,012
         200  Protective Life Corporation                               11,225
         100  Selective Insurance Group, Inc.                             5,037
         100  Trenwick Group, Inc.                                       3,713
         100  Washington National Corporation                            3,306
         100  Zenith National Insurance Corporation                      2,675
                                                                     ----------
                                                                       105,612
                                                                     ----------

    INVESTMENT COMPANIES -- 1.2%

         100  Eaton Vance Corporation                                    3,494
         200  Pioneer Group, Inc.                                        6,275
         100  Piper Jaffray Companies, Inc.                              2,769
         300  Quick & Reilly Group, Inc.                                11,269
         200  Raymond James Financial, Inc.                              7,137
                                                                     ----------
                                                                        30,944
                                                                     ----------

    LEISURE TIME -- 1.2%

         100  Carmike Cinemas, Inc. +                                    3,094
       1,300  Cineplex Odeon Corporation +                               1,544
         100  GC Companies +                                             4,337
         300  Grand Casinos, Inc. +                                      3,937
         200  Hollywood Park, Inc. +                                     3,900
         100  K2, Inc.                                                   2,750
         200  Players International, Inc. +                                650
         300  Regal Cinemas, Inc. +                                      7,650
         100  Showboat, Inc.                                             1,919
                                                                     ----------
                                                                        29,781
                                                                     ----------

    LIQUOR -- 0.2%

         100  Canandaigua Wine, Inc. +                                   4,788
                                                                     ----------

    MACHINERY -- 0.3%

         200  Applied Industrial Technologies, Inc.                      5,650
         100  Astec Industries, Inc. +                                   1,625
                                                                     ----------

                          See Notes to Financial Statements.

                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               PORTFOLIO OF INVESTMENTS, NOVEMBER 30, 1997 (Unaudited)
                       (Continued)

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------

                                                                         7,275
                                                                     ----------

    MACHINERY - TOOLS -- 0.4%

         100  Applied Power, Inc.                                        6,100
         100  Toro Company                                               4,413
                                                                     ----------
                                                                        10,513
                                                                     ----------

    MEDICAL INSTRUMENTS & SUPPLIES -- 0.4%

         200  STERIS Corporation +                                       9,400
                                                                     ----------

    MEDICAL SERVICES -- 0.4%

         300  Advanced Tissue Sciences, Inc. +                            3,844
         200  Renal Treatment Centers, Inc. +                            6,662
                                                                     ----------
                                                                        10,506
                                                                     ----------

    MEDICAL SUPPLIES -- 0.3%

         100  ADAC Laboratories                                          2,088
         200  Sola International, Inc. +                                 6,050
                                                                     ----------
                                                                         8,138
                                                                     ----------

    MINING -- 0.5%

         100  Dravo Corporation +                                          994
         200  Getchell Gold Corporation +                                5,250
         400  Hecla Mining Company +                                     1,975
         100  Pittston Company                                           2,756
         100  Stillwater Mining Company +                                1,825
                                                                     ----------
                                                                        12,800
                                                                     ----------

    MOBILE HOMES -- 0.6%

         300  Oakwood Homes Corporation                                  9,000
         100  Skyline Corporation                                        2,712
         100  Thor Industries, Inc.                                      3,156
         200  Winnebago Industries, Inc.                                 1,538
                                                                     ----------
                                                                        16,406
                                                                     ----------

    NON-FERROUS METALS -- 0.5%

         200  Coeur D'Alene Mines Corporation +                          1,725
         100  Commercial Metals Company                                  3,294
         100  Handy & Harman                                             2,237
         100  Imco Recycling, Inc.                                       1,575
         100  Wolverine Tube, Inc. +                                     3,175
                                                                     ----------
                                                                        12,006
                                                                     ----------

    OFFICE FURNISHINGS & SUPPLIES -- 0.4%

         100  A.T. Cross Company                                         1,081
         100  New England Business Service, Inc.                         3,169
         200  W.H. Brady Company                                         6,150
                                                                     ----------
                                                                        10,400
                                                                     ----------

    OIL & GAS -- 0.1%

         200  Southwest Gas Corporation                                  3,725
                                                                     ----------

    OIL & GAS -- 1.3%

         200  Atmos Energy Corporation                                   5,313
         300  Pride International, Inc. +                                8,287
         100  St. Mary Land & Exploration Company                        4,138
         300  Tuboscope Vetco International Corporation +                7,387
         300  United Meridian Corporation +                              9,019
                                                                     ----------
                                                                        34,144
                                                                     ----------

    OTHER UTILITIES -- 0.3%

         100  Buckeye Technologies, Inc. +                               4,382
         46   Paragon Health Network, Inc. +                             2,386
                                                                     ----------
                                                                         6,768
                                                                     ----------

    PAPER -- 0.7%

         200  Caraustar Industries, Inc.                                 6,462
         100  Lydall, Inc. +                                             2,025
         100  Mosinee Paper Corporation                                  2,975
         100  Paragon Trade Brands, Inc. +                               2,250
         100  Pope & Talbot, Inc.                                        1,650
         100  Shorewood Packaging Corporation +                          2,413
                                                                     ----------
                                                                        17,775
                                                                     ----------

    PETROLEUM - PRODUCING -- 1.2%

         300  Camco International, Inc.                                 18,825
         200  Oceaneering International, Inc. +                          4,125
         100  Plains Resources, Inc. +                                   1,650
         100  Pool Energy Services Company +                             2,587
         100  Seitel, Inc. +                                             3,850
                                                                     ----------
                                                                        31,037
                                                                     ----------

    PHOTOGRAPHY -- 0.2%

         100  CPI Corporation                                            1,862
         100  Innovex, Inc.                                              2,300
         100  Resound Corporation +                                        613
                                                                     ----------
                                                                         4,775
                                                                     ----------

    PLASTICS -- 0.3%

         100  Tredegar Industries, Inc.                                  6,588
                                                                     ----------

                          See Notes to Financial Statements.

                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               PORTFOLIO OF INVESTMENTS, NOVEMBER 30, 1997 (Unaudited)
                       (Continued)

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------

    POLLUTION CONTROL -- 0.2%

         200  OHM Corporation +                                          1,700
         100  Tetra Technologies, Inc. +                                 2,344
                                                                     ----------
                                                                         4,044
                                                                     ----------

    PRINTING -- 0.3%

         300  Valassis Communications, Inc. +                            9,019
                                                                     ----------

    PUBLISHING -- 0.4%

         100  Nelson Thomas, Inc.                                        1,131
         300  World Color Press, Inc. +                                  8,025
                                                                     ----------
                                                                         9,156
                                                                     ----------

    RAILROADS & EQUIPMENT -- 0.1%

         100  Railtex, Inc. +                                            1,488
                                                                     ----------

    RECREATION -- 0.1%

         200  Arctic Cat, Inc.                                           2,100
                                                                     ----------

    RESTAURANTS -- 0.7%

         300  CKE Restaurants, Inc.                                     11,269
         200  Landry's Seafood Restaurants, Inc. +                        5,625
                                                                     ----------
                                                                        16,894
                                                                     ----------

    RETAIL -- 1.5%

         300  Arbor Drugs, Inc.                                          8,137
         300  Bombay, Inc. +                                             1,556
         200  Eagle Hardware & Garden +                                  3,400
         100  J. Baker, Inc.                                               688
         200  Jan Bell Marketing, Inc. +                                   563
         200  Just For Feet, Inc. +                                      3,387
         500  Pier 1 Imports, Inc.                                      11,187
         200  Regis Corporation                                          4,725
         100  Swiss Army Brands, Inc. +                                  1,013
         200  The Sports Authority, Inc. +                               3,925
                                                                     ----------
                                                                        38,581
                                                                     ----------

    RETAIL GROCERY -- 0.9%

         200  Casey's General Stores, Inc.                               4,712
         300  Richfood Holdings, Inc.                                    8,194
         200  Rykoff (S.E.) & Company                                    4,488
         100  Whole Foods Market, Inc. +                                 4,587
                                                                     ----------
                                                                        21,981
                                                                     ----------

    RETAIL - STORE -- 3.2%

         100  Books A Million, Inc. +                                      669
         100  Carson Pirie Scott & Company +                             5,162
         200  Cash America International, Inc.                            2,500
         200  Cato Corporation                                           1,850
         100  Damark International, Inc. +                               1,225
         100  Designs, Inc. +                                              338
         100  Filenes Basement Corporation +                               631
         200  Footstar, Inc. +                                           6,000
         100  Gottschalks, Inc. +                                          856
         200  Hancock Fabrics, Inc.                                      2,825
         100  Lechters, Inc. +                                             575
         100  Lillian Vernon Corporation                                 1,394
         200  Michaels Stores, Inc. +                                    6,475
         400  Proffitts, Inc. +                                         12,225
         400  Ross Stores, Inc.                                         15,600
         200  Shopko Stores, Inc.                                        4,200
         200  Stein Mart, Inc. +                                         5,900
         200  The Dress Barn +                                           5,150
         200  The Men's Wearhouse, Inc. +                                7,025
                                                                     ----------
                                                                        80,600
                                                                     ----------

    SAVINGS & LOAN -- 1.2%

         200  Centura Banks, Inc.                                       11,825
         200  Commercial Federal Corporation                             9,612
         200  Downey Financial Corporation                               5,500
         100  FirstBank Puerto Rico                                      3,375
                                                                     ----------
                                                                        30,312
                                                                     ----------

    SHIPBUILDING -- 0.2%

         150  Halter Marine Group, Inc. +                                4,181
                                                                     ----------

    SOFTWARE -- 4.0%

         200  Broderbund Software, Inc. +                                5,812
         200  Cerner Corporation +                                       4,813
         100  Ciber, Inc. +                                              4,400
         100  Cyrk, Inc. +                                               1,138
         100  Dialogic Corporation +                                     4,194
         100  Filenet Corporation +                                      2,744
         100  Henry Jack & Associates, Inc.                              2,525
         100  Hyperion Software Corporation +                            4,309
         200  Insituform Technologies, Inc. +                            1,750
         400  Keane, Inc. +                                             12,675
         400  Microchip Technology, Inc. +                              14,000
         100  Platinum Software Corporation +                              781
         400  Platinum Technology, Inc. +                               10,400
         100  Progress Software Corporation +                             2,063
         300  Read Rite Corporation +                                    5,737
         300  Sterling Software, Inc.                                   10,987
         300  System Software Associates, Inc. +                         3,975

                          See Notes to Financial Statements.

                 MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
               PORTFOLIO OF INVESTMENTS, NOVEMBER 30, 1997 (Unaudited)
                       (Continued)

--------------------------------------------------------------------------------

SHARES                                                                    VALUE
--------------------------------------------------------------------------------

         200  Vantive Corporation +                                      4,825
         100  Viewlogic Systems, Inc. +                                  2,663
         100  Wall Data, Inc. +                                          1,625
                                                                     ----------
                                                                       101,416
                                                                     ----------

    STEEL -- 1.4%

         100  Acme Metals, Inc. +                                        1,244
         100  Amcast Industrial Corporation                              2,475
         200  Birmingham Steel Corporation                               3,062
         100  Castle A M Company                                         2,338
         100  Insteel Industries, Inc.                                     750
         200  Intermet Corporation                                       3,700
         100  Mueller Industries, Inc. +                                 4,656
         200  Northwestern Steel & Wire Company +                          763
         100  Quanex Corporation                                         2,975
         100  Steel Technologies, Inc.                                   1,125
         200  Texas Industries, Inc.                                     9,312
         200  WHX Corporation +                                          2,362
                                                                     ----------
                                                                        34,762
                                                                     ----------

    TELECOMMUNICATIONS -- 1.5%

         100  ACC Corporation +                                          4,675
         200  Allen Telecom, Inc. +                                      4,063
         400  Aspect Telecommunications Corporation                      8,975
         200  Comverse Technology, Inc. +                                6,738
         100  Dynatech Corporation +                                     3,631
         500  Telephone Save Holdings, Inc. +                           10,812
                                                                     ----------
                                                                        38,894
                                                                     ----------

    TIRES & RUBBER -- 0.5%

         100  Myers Industries, Inc.                                     1,725
         100  O' Sullivan Corporation                                      994
         200  Safeskin Corporation +                                     9,525
                                                                     ----------
                                                                        12,244
                                                                     ----------

    TOBACCO -- 0.4%

         300  Dimon, Inc.                                                7,500
         100  Schweitzer-Mauduit International, Inc.                     3,550
                                                                     ----------
                                                                        11,050
                                                                     ----------

    TOYS & AMUSEMENTS -- 0.4%

         100  Bell Sports Corporation +                                    838
         100  Galoob Toys, Inc. +                                        1,187
         100  Huffy Corporation                                          1,506
         200  Russ Berrie & Company, Inc.                                5,975
                                                                     ----------
                                                                         9,506
                                                                     ----------

    TRANSPORTATION - TRUCKING -- 0.2%

         100  Arkansas Best Corporation +                                1,100
         200  Heartland Express, Inc. +                                  4,725
                                                                     ----------
                                                                         5,825
                                                                     ----------

    TRUCKING & FREIGHT FORWARDING -- 2.3%

         200  Air Express International Corporation                      5,737
         200  American Freightways Corporation +                         2,875
         200  Expeditores International, Inc.                             7,787
         300  Fritz Companies, Inc. +                                    3,956
         100  Frozen Food Express Industries, Inc.                       1,000
         200  Kirby Corporation +                                        3,713
         100  Landstar Systems, Inc. +                                   2,594
         100  M.S. Carriers, Inc. +                                      2,413
         200  Offshore Logistics, Inc. +                                 4,500
         300  Rollins Truck Leasing Corporation                          5,044
         200  US Freightways Corporation                                 6,150
         300  Werner Enterprises, Inc.                                   6,412
         200  Yellow Corporation +                                       5,275
                                                                     ----------
                                                                        57,456
                                                                     ----------

    UTILITIES -- 0.5%

         100  Aquarion Company                                           3,038
         100  Consumers Water Company                                    1,878
         100  Southern California Water Company                          2,256
         300  United Water Resources, Inc.                               5,400
                                                                     ----------
                                                                        12,572
                                                                     ----------

TOTAL COMMON STOCK
   (Cost  $2,495,422)                                                2,513,785
                                                                     ----------

TOTAL INVESTMENTS
(Cost  $2,495,422*)                                    99.1%         2,513,785

OTHER ASSETS AND
LIABILITIES (Net)                                       0.9             22,183
                                                      ------         ----------
NET ASSETS                                            100.0%        $2,535,968
                                                      ------         ----------
                                                      ------         ----------


         *    Aggregate cost for federal tax purposes
         +    Non-income producing secruity


                          See Notes to Financial Statements.

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
    STATEMENT OF ASSETS AND LIABILITIES, NOVEMBER 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $2,495,422). . . . . . . . . .      $2,513,785
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .          20,903
Dividend receivable. . . . . . . . . . . . . . . . . . . .           1,499
Receivable from investment advisor . . . . . . . . . . . .          15,614
                                                                ----------
    TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . .       2,551,801
                                                                ----------


LIABILITIES:
Legal and audit fees payable . . . . . . . . . . . . . . .           4,065
Custodian fees payable . . . . . . . . . . . . . . . . . .           2,586
Investment advisory fee payable. . . . . . . . . . . . . .           1,225
Administration fee payable . . . . . . . . . . . . . . . .             102
Transfer agent fee payable . . . . . . . . . . . . . . . .           3,194
Accrued Directors' fees and expenses . . . . . . . . . . .             594
Accrued expenses and other payables. . . . . . . . . . . .           4,067
                                                                ----------
    TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . .          15,833
                                                                ----------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .      $2,535,968
                                                                ----------
                                                                ----------

NET ASSETS CONSIST OF:
Par value. . . . . . . . . . . . . . . . . . . . . . . . .             250
Paid-in capital in excess of par . . . . . . . . . . . . .       2,499,760
Undistributed net investment income. . . . . . . . . . . .           6,809
Accumulated net realized gain on investments sold. . . . .          10,786
Net unrealized appreciation of investments . . . . . . . .          18,363
                                                                ----------
                                                                $2,535,968
                                                                ----------
                                                                ----------

NET ASSET VALUE offering and redemption price per share
($2,535,968/250,001 shares of common stock outstanding). .      $    10.14
                                                                ----------
                                                                ----------

                          See Notes to Financial Statements
                                          1

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
    STATEMENT OF OPERATIONS, PERIOD ENDED NOVEMBER 30, 1997 (a) (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest income. . . . . . . . . . . . . . . . . . . . . .      $    1,879
Dividend income. . . . . . . . . . . . . . . . . . . . . .           6,400
                                                                ----------
    Total investment income. . . . . . . . . . . . . . . .           8,279
                                                                ----------

EXPENSES:
Legal and audit fees . . . . . . . . . . . . . . . . . . .           4,065
Transfer agent fee . . . . . . . . . . . . . . . . . . . .           3,194
Custodian fees . . . . . . . . . . . . . . . . . . . . . .           2,586
Investment advisory fee. . . . . . . . . . . . . . . . . .           1,225
Directors' fees and expenses . . . . . . . . . . . . . . .             595
Administration fee . . . . . . . . . . . . . . . . . . . .             102
Other. . . . . . . . . . . . . . . . . . . . . . . . . . .           5,317
                                                                ----------
    Total Expenses . . . . . . . . . . . . . . . . . . . .          17,084
Expenses reimbursed by investment advisor. . . . . . . . .         (15,614)
                                                                ----------
    Net Expenses . . . . . . . . . . . . . . . . . . . . .           1,470
                                                                ----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .           6,809
                                                                ----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
    INVESTMENTS:
Net realized gain from security transactions . . . . . . .          10,786
Net change in unrealized appreciation of securities. . . .          18,363
                                                                ----------
Net realized and unrealized gain on investments. . . . . .          29,149
                                                                ----------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . .      $   35,958
                                                                ----------
                                                                ----------

(a) MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND COMMENCED OPERATIONS ON AUGUST 7, 1997.

                          See Notes to Financial Statements
                                          2

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
    STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  PERIOD
                                                                   ENDED
                                                               11/30/97 (a)
                                                                (UNAUDITED)
                                                                ----------

Net investment income. . . . . . . . . . . . . . . . . . .      $    6,809
Net realized gain from security transactions . . . . . . .          10,786
Net change in unrealized appreciation of securities. . . .          18,363
                                                                ----------
Net increase in net assets resulting from operations . . .          35,958

Distributions to shareholders from net investment income .               0
Net increase in net assets from Fund shares transactions .       2,500,010
                                                                ----------
Net increase in net assets . . . . . . . . . . . . . . . .       2,535,968
NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . . . . . .               0
                                                                ----------

End of period. . . . . . . . . . . . . . . . . . . . . . .      $2,535,968
                                                                ----------
                                                                ----------

(a) MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND COMMENCED OPERATIONS ON AUGUST 7, 1997.

                          See Notes to Financial Statements
                                          3

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
    FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------

                                                                  PERIOD
                                                                   ENDED
                                                               11/30/97 (a)
                                                                (UNAUDITED)
                                                                ----------

Net asset value, beginning of period . . . . . . . . . . .      $    10.00
                                                                ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . .            0.03
Net realized and unrealized gain on investments. . . . . .            0.11
                                                                ----------
Total from investment operations . . . . . . . . . . . . .            0.14
                                                                ----------
LESS DISTRIBUTIONS:
Distributions from net investment income . . . . . . . . .            0.00
Total distributions. . . . . . . . . . . . . . . . . . . .            0.00
                                                                ----------
Net asset value, end of period . . . . . . . . . . . . . .      $    10.14
                                                                ----------
                                                                ----------
TOTAL RETURN (b) . . . . . . . . . . . . . . . . . . . . .            1.40%
                                                                ----------
                                                                ----------


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) . . . . . . . . . . .      $    2,536
Ratio of operating expenses to average net assets. . . . .            0.18%(c)
Ratio of net investment income to average net assets . . .            0.83%(c)
Ratio of operating expenses to average net assets
    without expense reimbursement. . . . . . . . . . . . .            2.08%(c)
Portfolio turnover . . . . . . . . . . . . . . . . . . . .               8%
Average commission rate (d). . . . . . . . . . . . . . . .      $   0.0108



(a) MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND COMMENCED OPERATIONS ON AUGUST 7, 1997.
(b) TOTAL RETURN REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED.
(c) ANNUALIZED.
(d) AVERAGE COMMISSION RATE PAID PER SHARE OF SECURITIES PURCHASED AND SOLD BY THE FUND.

                          See Notes to Financial Statements
                                          4

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
    NOTES TO FINANCIAL STATEMENTS, NOVEMBER 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    The Munder Institutional S&P SmallCap Index Equity Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the " 1940 Act"), as an open-end investment company. The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996. The Fund commenced operations on August 7, 1997.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    SECURITY VALUATION: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by the advisor, under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does no constitute fair value at that time. Under this method such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity).

    SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid at least quarterly by the Fund. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
    NOTES TO FINANCIAL STATEMENTS, NOVEMBER 30, 1997 (UNAUDITED)
    (CONTINUED)

--------------------------------------------------------------------------------

2. INVESTMENT ADVISOR, ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND OTHER RELATED PARTY TRANSACTIONS

    Munder Capital Management (the "Advisor"), an independent investment management firm, serves as the Fund's investment advisor. For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.15% of the value of its average daily net assets.

    The Advisor has reimbursed certain expenses, payable by the Fund, for the period ended November 30, 1997, as reflected in the Statement of Operations.

    State Street Bank and Trust Company ("State Street") (the "Administrator"), serves as the Fund's administrator and assists in all aspects of its administration and operations. As compensation for its services, the Administrator is entitled to receive a fee, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor and for which State Street provides services, computed daily and payable monthly, at an annual rate of 0.0120% of the first $3 billion of net assets, plus 0.01% of the next $3 billion of net assets, plus 0.0075% of all net assets in excess of $6 billion (with a $200,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator) plus the lesser of 0.005% of net assets or $150,000 for up to ten funds, and $10,000 per fund in excess of ten funds.

    First Data Investor Services Group, Inc. ("Investor Services Group"), serves as the Fund's transfer agent and dividend disbursing agent ("Transfer Agent"). The Transfer Agent is entitled to receive fees at an annual rate of $10,000 plus 0.025% of the Fund's aggregate average daily net assets in excess of $5 billion. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses.

    Comerica Bank ("Comerica") provides custodial services to the Fund. No compensation is paid to the Custodian for its services. State Street also serves as Sub-custodian to the Fund. As compensation for its services, the Sub-custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which the Sub-custodian provides services, computed daily and payable monthly at an annual rate of 0.01% of average daily net assets. The Sub-custodian also receives certain transaction based fees.

    Each Director of the Company is paid an aggregate fee, consisting of a $20,000 annual retainer, for services in such capacity plus $1,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and Munder Framlington Funds Trust. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, State Street or Investor Services Group currently receives any compensation from the Company.

3. SECURITIES TRANSACTIONS

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $2,650,083 and $165,447, respectively, for the period ended November 30, 1997.

    At November 30, 1997, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $191,119 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $172,756.

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
    NOTES TO FINANCIAL STATEMENTS, NOVEMBER 30, 1997 (UNAUDITED)
    (CONTINUED)

--------------------------------------------------------------------------------

4. COMMON STOCK

        At November 30,1997, fifty million shares of $0.001 par value common stock were authorized for the Fund.

    Changes in common stock for the Fund were as follows:

                                                          PERIOD ENDED
                                                            11/30/97
                                                     ----------------------
                                                     SHARES         AMOUNT
                                                    --------    -----------
    Sold                                            250,001     $2,500,010
    Issued as reinvestment of dividends                 -             -
    Redeemed                                            -             -
                                                    -------     ----------
    Net Increase                                    250,001     $2,500,010
                                                    -------     ----------
                                                    -------     ----------

                                ST. CLAIR FUNDS, INC.
                          SUPPLEMENT DATED DECEMBER 30, 1997
                        TO PROSPECTUS DATED NOVEMBER 15, 1996

                           LIQUIDITY PLUS MONEY MARKET FUND

                               CHANGE IN ADMINISTRATOR

    State Street Bank and Trust Company ("State Street" or "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus
0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator).

    State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

    State Street also serves as Sub-custodian to the Fund.
                                     8

                                ST. CLAIR FUNDS, INC.
                          SUPPLEMENT DATED DECEMBER 30, 1997
            TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 15, 1996

                           LIQUIDITY PLUS MONEY MARKET FUND

                               CHANGE IN ADMINISTRATOR

    State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as Administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Fund, including the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Securities and Exchange Commission or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.

                                        PART C

                                  OTHER INFORMATION


Item 24. Financial Statements and Exhibits
         ---------------------------------------

    (a)  Financial Statements

         Included in Part A:

         Unaudited Financial Highlights for Munder Institutional S&P SmallCap Index Equity Fund for the period from commencement of operations to November 30, 1997 are filed herein.

         Unaudited Financial Highlights for Liquidity Plus Money Market Fund for the period from commencement of operations to September 30,1997 were previously filed in Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A with the Commission on October 31, 1997 and are incorporated herein by reference.

         Included in Part B:

         The following unaudited Financial Statements for Munder S&P Institutional SmallCap Index Equity Fund for the period from commencement of operations to November 30, 1997 are filed herein:

              Portfolio of Investments
              Statements of Assets and Liabilities
              Statement of Operations
              Statement of Changes in Net Assets
              Financial Highlights, For a Share Outstanding Throughout
                the Period
              Notes to Financial Statements

         The unaudited Financial Statements for Liquidity Plus Money Market Fund for the period from commencement of operations to September 30,1997 were previously filed in Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A with the Commission on October 31, 1997 and are incorporated herein by reference.

              Portfolio of Investments
              Statements of Assets and Liabilities
              Statement of Operations
              Statement of Changes in Net Assets
              Financial Highlights, For a Share Outstanding Throughout
                the Period
              Notes to Financial Statements

     (b) Exhibits:

  (1)(a) Articles of Incorporation dated May 22, 1984 are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (b) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (c) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (d) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (e) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (f) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (g) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (h) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (i) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (j) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (k) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997 relating to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.

    (l) Certificate of Correction relating to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (m) Articles Supplementary to Registrant's Articles of Incorporation relating to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

  (2)(a) By-Laws as amended, restated and adopted by Registrant's Board of Directors on March 2, 1990 are incorporated herein by reference to
         Exhibit 2(a) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on November 29, 1990.

  (3)    Not Applicable.

  (4)    Not Applicable.

  (5)(a) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (b) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (c) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

  (6)(a) Form of Distribution Agreement between Registrant and Funds Distributor Inc., with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (b) Form of Distribution Agreement between Registrant and Longrow Securities Inc., with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (c) Form of Distribution Agreement between Registrant and Funds Distributor, Inc. with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

  (7)    Not Applicable.

  (8)(a) Form of Custody Agreement between Registrant and Comerica Bank with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (b) Form of Amendment to Custody Agreement between Registrant and Comerica Bank is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

    (c) Form of Notice to Custody Agreement between Registrant and Comerica Bank with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.


    (d) Form of Sub-Custodian Agreement among Registrant, Comerica Bank and State Street Bank and Trust Company with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.


  (9)(a) Administration Agreement between Registrant and The Shareholder Services Group, Inc. is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (b) Form of Notice to Administration Agreement with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (c) Form of Amended and Restated Administration Agreement between Registrant and First Data Investor Services Group, Inc. with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (d) Form of Amendment to Amended and Restated Administration Agreement between Registrant and First Data Investor Services Group, Inc., is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

    (e) Form of Notice to Administration Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

    (f) Form of Notice to Sub-Administration Agreement between Registrant and FDI Distribution Services, Inc. with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

    (g) Form of Administration Agreement between Registrant and State Street Bank and Trust Company with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

    (h) Form of Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No.

         22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (i) Form of Amendment to Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

    (j) Form of Notice to Transfer Agency and Registrar Agreement with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

    (k) Form of Participation Agreement between Registrant, Zurich-Kemper and Longrow Securities Inc., with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (l) Form of Shareholder Servicing Plan with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.


 (10)(a) Opinion and consent of counsel for Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (b) Opinion and consent of counsel with respect to Munder S&P Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (c) Opinion and consent of counsel with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

 (11)(a) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (b) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 9, 1997.

 (12)    Not Applicable.

 (13)    Not Applicable.

 (14)    Not Applicable.

 (15) Form of Service and Distribution Plan of the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

 (16)(a) Schedules for computation of annualized and effective yields of the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

    (b) Schedules for computation of annualized and effective yields with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 3, 1997.

    (c) Schedules for computation of total return and yield with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.


 (17) Financial Data Schedule for Munder Institutional S&P SmallCap Index Equity Fund is filed herein.


 (18)    Not Applicable.

Item 25. Persons Controlled by or under Common Control with Registrant.
         --------------------------------------------------------------

         Not Applicable.

Item 26. Number of Holders of Securities
         -------------------------------

         As of November 30, 1997, the number of shareholders of record for the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund was 3, 1, 2, 1 and 1, respectively.

         As of November 30, 1997, the number of shareholders of record for Liquidity Plus Money Market Fund was 11,575.

         As of November 30, 1997, there were no shareholders of record for Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.


Item 27. Indemnification
         ---------------

         Article VII, Section 3 of the Registrant's Articles of Incorporation ("Section 3") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of
         the State of Maryland and the Investment Company Act of 1940.   Such
         indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI, Section 2 of the Registrant's By-laws provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under General Laws of the State of Maryland and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any issuance or other agreement, vote of shareholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

         Munder Capital Management


                                       POSITION
NAME                                   WITH ADVISER
----                                   ------------

Old MCM, Inc.                          Partner

Munder Group LLC                       Partner

WAM Holdings, Inc.                     Partner

Woodbridge Capital                     Partner
Management, Inc.

Lee P. Munder                          President and Chief Executive Officer

Leonard J. Barr, II                    Senior Vice President and
                                       Director of Research

Terry H. Gardner                       Vice President and Chief
                                       Financial Officer

Clark Durant                           Vice President and Co-Director
                                       of The Private Management Group

Elyse G. Essick                        Vice President and Director of
                                       Client Services

Sharon E. Fayolle                      Vice President and Director of
                                       Money Market Trading

Otto G. Hinzmann                       Vice President and Director of
                                       Equity Portfolio Management

Anne K. Kennedy                        Vice President and Director of
                                       Corporate Bond Trading

Richard R. Mullaney                    Vice President and Director of
                                       The Private Management Group

Ann F. Putallaz                        Vice President and Director
                                       of Fiduciary Services

Peter G. Root                          Vice President and Director of
                                       Government Securities Trading

Lisa A. Rosen                          General Counsel and Director
                                       of Mutual Fund Operations

James C. Robinson                      Executive Vice President and Chief
                                       Investment Officer/Fixed Income

Gerald L. Seizert                      Executive Vice President and Chief
                                       Investment Officer/Equity

Paul D. Tobias                         Executive Vice President and
                                       Chief Operating Officer


For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-32415.

Item 29. Principal Underwriters.
         -----------------------

    (a) With respect to Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund: Funds Distributor, Inc. ("FDI"), located at 60 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies:



         Harris Insight Funds Trust                        RCM Capital Funds, Inc.
         The Munder Funds Trust                            Monetta Fund, Inc.
         St. Clair Funds, Inc.                             Monetta Trust
         The Munder Framlington Funds Trust                Burridge Funds
         BJB Investment Funds                              The JPM Series Trust
         The PanAgora Institutional Funds                  The JPM Series Trust II
         RCM Equity Funds, Inc.                            HT Insight Funds, Inc.
         Waterhouse Investors Family of Funds, Inc.        d/b/a Harris Insight Funds
         The JPM Pierpont Funds                            The Brinson Funds
         The JPM Institutional Funds                       WEBS Index Fund, Inc.
         The Skyline Funds                                 The Montgomery Funds
         Orbitex Group of Funds                            The Montgomery Funds II
         The Munder Funds, Inc.

    (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

         Director, President and Chief Executive Officer   -Marie E. Connolly
         Executive Vice President                          -Richard W. Ingram
         Executive Vice President                          -Donald R. Robertson
         Senior Vice President                             -Michael S. Petrucelli
         Director, Senior Vice President, Treasurer and
         Chief Financial Officer                           -Joseph F. Tower, III
         Senior Vice President                             -Paula R. David
         Senior Vice President                             -Bernard A. Whalen
         Director                                          -William J. Nutt
         Senior Vice President                             -Bayard Closser
         Executive Vice President                          -William Nichols


    (c)  Not Applicable.

Item 30. Location of Accounts and Records
         --------------------------------

         The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

         (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor)


         (2) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts 02109 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent)

         (3) State Street Bank and Trust Company, 150 Newport Avenue, North Quincy, Massachusetts 02171 (records relating to its function as administrator and subcustodian)

         (4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor).

         (5) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian)

         (6)  Dechert Price & Rhoads, 1500 K Street, N.W., Washington,
              D.C. 20005 (records relating to its function as fund counsel)

Item 31. Management Services
         -------------------

         None.

Item 32. Undertakings
         ------------

(a)      Not Applicable.

(b)      Not Applicable.

(c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request without charge.

(d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 26 meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 26 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Cohasset and The Commonwealth of Massachusetts, on the 30th day of December, 1997.

ST. CLAIR FUNDS, INC.

By:    *
       --------------------
       Lee P. Munder


* By:  /s/ Lisa A. Rosen
       --------------------
       Lisa A. Rosen
       as Attorney-in-Fact

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES                           TITLE                    DATE
----------                           -----                    ----

*                                    President and Chief      December 30, 1997
 ---------------------               Executive Officer
 Lee P. Munder

*                                    Director                 December 30, 1997
 ---------------------
 Charles W. Elliott

*                                    Director                 December 30, 1997
 ---------------------
 Joseph E. Champagne

*                                    Director                 December 30, 1997
 ---------------------
 Arthur DeRoy Rodecker

*                                    Director                 December 30, 1997
 ---------------------
 Jack L. Otto

*                                    Director                 December 30, 1997
 ---------------------
 Thomas B. Bender

*                                    Director                 December 30, 1997
 ---------------------
 Thomas D. Eckert

*                                    Director                 December 30, 1997
 ---------------------
 John Rakolta, Jr.

*                                    Director                 December 30, 1997
 ---------------------
 David J. Brophy

*                                    Vice President,          December 30, 1997
 ---------------------               Treasurer and
 Terry H. Gardner                    Chief Financial Officer



*By:        /s/ Lisa A. Rosen
            -------------------
            Lisa A. Rosen
            as Attorney-in-Fact

                                    EXHIBIT INDEX


Exhibit No.              Description
-----------              -----------

8(d) Form of Sub-Custodian Agreement among Registrant, Comerica Bank and State Street Bank and Trust Company

9(g) Form of Administration Agreement between Registrant and State Street Bank and Trust Company

17                       Financial Data Schedule for Munder Institutional S&P
                         SmallCap Equity Index Fund